UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	05/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2013 (Unaudited)

Registered Investment Companies--99.6%	Shares		Value ($)
Dreyfus Appreciation Fund	29,531	a	1,416,322
Dreyfus Bond Market Index Fund,
BASIC Shares	503,009	a	5,422,434
Dreyfus Disciplined Stock Fund	23,070	a	846,892
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	103,293	a	1,508,078
Dreyfus Emerging Markets Fund, Cl. I	62,253	a	603,858
Dreyfus Global Real Estate
Securities Fund, Cl. I	23,004	a	192,313
Dreyfus High Yield Fund, Cl. I	247,220	a	1,666,265
Dreyfus Intermediate Term Income
Fund, Cl. I	375,805	a	5,234,960
Dreyfus International Bond Fund,
Cl. I	89,801	a	1,499,683
Dreyfus International Equity Fund, Cl. I	7,855	a	245,860
Dreyfus International Stock Index Fund	25,403	a	389,168
Dreyfus International Value Fund, Cl. I	18,932	a	216,773
Dreyfus MidCap Core Fund, Cl. I	17,274	a	489,359
Dreyfus MidCap Index Fund	4,284	a	144,285
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	13,269	a	496,654
Dreyfus Research Growth Fund, Cl.
Z	171,740	a	2,012,796
Dreyfus Short-Intermediate
Government Fund	17,742	a	187,002
Dreyfus Small Cap Stock Index Fund	19,270	a	491,003
Dreyfus Strategic Value Fund, Cl. I	36,423	a	1,342,179
Dreyfus U.S. Equity Fund, Cl. I	70,979	a	1,242,835
Dreyfus/Newton International
Equity Fund, Cl. I	21,515	a	410,721
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	29,229	a	496,016
International Stock Fund, Cl. I	21,531	a	318,019

Total Investments (cost $24,788,670)	99.6%	26,873,475
Cash and Receivables (Net)	.4%	112,679
Net Assets	100.0%	26,986,154

a Investment in affiliated mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $2,084,805 of which $2,185,229 related to appreciated investment securities and $100,424 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	79.6
Mutual Funds: Foreign	20.0
99.6

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	26,873,475	-	-	26,873,475

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2013 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	35,222	a	1,689,257
Dreyfus Bond Market Index Fund,
BASIC Shares	73,886	a	796,490
Dreyfus Disciplined Stock Fund	26,894	a	987,263
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	23,972	a	349,996
Dreyfus Emerging Markets Fund, Cl.
I	131,271	a	1,273,325
Dreyfus Global Real Estate
Securities Fund, Cl. I	112,467	a	940,225
Dreyfus High Yield Fund, Cl. I	57,461	a	387,285
Dreyfus Intermediate Term Income
Fund, Cl. I	87,234	a	1,215,175
Dreyfus International Bond Fund,
Cl. I	20,853	a	348,251
Dreyfus International Equity Fund,
Cl. I	11,018	a	344,852
Dreyfus International Stock Index
Fund	35,068	a	537,236
Dreyfus International Value Fund,
Cl. I	25,417	a	291,020
Dreyfus MidCap Core Fund, Cl. I	20,082	a	568,920
Dreyfus MidCap Index Fund	20,747	a	698,744
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	18,147	a	679,239
Dreyfus Research Growth Fund, Cl.
Z	198,173	a	2,322,593
Dreyfus Short-Intermediate
Government Fund	86,015	a	906,595
Dreyfus Small Cap Stock Index Fund	22,323	a	568,799
Dreyfus Strategic Value Fund, Cl.
I	40,977	a	1,509,997
Dreyfus U.S. Equity Fund, Cl. I	82,397	a	1,442,768
Dreyfus/Newton International
Equity Fund, Cl. I	29,597	a	565,008
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	33,966	a	576,401
International Stock Fund, Cl. I	29,854	a	440,950
Total Investments (cost $16,889,158)	100.1%		19,440,389

Liabilities, Less Cash and Receivables		(.1%)	(15,658)
Net Assets		100.0%	19,424,731

a	Investment in affiliated mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $2,551,231 of which $2,625,687 related to appreciated investment securities and $74,456 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	73.9
Mutual Funds: Foreign	26.2
100.1

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	19,440,389	-	-	19,440,389

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2013 (Unaudited)

Registered Investment Companies--99.8%	Shares		Value ($)
Dreyfus Appreciation Fund	78,700	a	3,774,433
Dreyfus Bond Market Index Fund,
BASIC Shares	591,480	a	6,376,159
Dreyfus Disciplined Stock Fund	60,794	a	2,231,764
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	135,578	a	1,979,443
Dreyfus Emerging Markets Fund, Cl. I	280,527	a	2,721,113
Dreyfus Global Real Estate
Securities Fund, Cl. I	179,080	a	1,497,108
Dreyfus High Yield Fund, Cl. I	322,797	a	2,175,655
Dreyfus Intermediate Term Income
Fund, Cl. I	494,616	a	6,889,997
Dreyfus International Bond Fund,
Cl. I	118,138	a	1,972,901
Dreyfus International Equity Fund,
Cl. I	23,822	a	745,618
Dreyfus International Stock Index
Fund	76,231	a	1,167,856
Dreyfus International Value Fund,
Cl. I	56,759	a	649,889
Dreyfus MidCap Core Fund, Cl. I	44,921	a	1,272,616
Dreyfus MidCap Index Fund	34,122	a	1,149,231
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	31,889	a	1,193,601
Dreyfus Research Growth Fund, Cl. Z	440,520	a	5,162,890
Dreyfus Short-Intermediate
Government Fund	141,988	a	1,496,556
Dreyfus Small Cap Stock Index Fund	49,873	a	1,270,763
Dreyfus Strategic Value Fund, Cl. I	95,062	a	3,503,052
Dreyfus U.S. Equity Fund, Cl. I	185,120	a	3,241,444
Dreyfus/Newton International
Equity Fund, Cl. I	63,872	a	1,219,307
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	75,532	a	1,281,786
International Stock Fund, Cl. I	63,817	a	942,584

Total Investments (cost $48,891,256)	99.8%	53,915,766
Cash and Receivables (Net)	.2%	114,504
Net Assets	100.0%	54,030,270

a Investment in affiliated mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $5,024,510 of which $5,236,150 related to appreciated investment securities and $211,640 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	75.9
Mutual Funds: Foreign	23.9
99.8

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	53,915,766	-	-	53,915,766

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)